Schedule III	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule III

Schedule III
Jackson Financial Inc.
Supplemental Insurance Information
(In millions)

		Reserves for
	Deferred	Future Policy
	Acquisition	Benefits and	Other Contract
	Costs	Claims Payable	Holder Funds
December 31, 2022(1)
Retail Annuities	$12,740	$1,412	$36,454
Closed Life and Annuity Blocks	119	10,906	12,717
Institutional Products	—	—	9,019
Corporate and Other	64	—	—
Total	$12,923	$12,318	$58,190

December 31, 2021(2)
Retail Annuities	$13,368	$1,709	$36,743
Closed Life and Annuity Blocks	130	13,481	13,148
Institutional Products	—	—	8,830
Corporate and Other	27	—	—
Total	$13,525	$15,190	$58,721

December 31, 2020
Retail Annuities	$13,739	$9,078	$38,962
Closed Life and Annuity Blocks	134	13,434	13,492
Institutional Products	—	—	11,138
Corporate and Other	24	—	—
Total	$13,897	$22,512	$63,592

(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.

(continued)

Schedule III
Jackson Financial Inc.
Supplemental Insurance Information
(In millions)

			Interest Credited	Deferred
			on Other	Acquisition and	Operating
		Net Investment	Contract Holder	Sales Inducements	Costs and
	Premium	Income	Funds	Amortization	Other Expenses
December 31, 2022(1)
Retail Annuities	$10	$403	$253	$557	$2,174
Closed Life and Annuity Blocks	134	706	412	11	130
Institutional Products	—	312	201	—	5
Corporate and Other	—	65	—	—	123
Segment subtotal	144	1,486	866	568	2,432
Non-operating items (2)	(12)	1,275	—	658	—
Total	$132	$2,761	$866	$1,226	$2,432

December 31, 2021(1)
Retail Annuities	$15	$692	$225	$557	$2,456
Closed Life and Annuity Blocks	145	950	419	13	179
Institutional Products	—	260	188	—	5
Corporate and Other	—	55	—	—	147
Segment subtotal	160	1,957	832	570	2,787
Non-operating items (2)	(12)	1,467	—	737	52
Total	$148	$3,424	$832	$1,307	$2,839

December 31, 2020
Retail Annuities	$27	$956	$477	$57	$2,158
Closed Life and Annuity Blocks	172	778	436	17	187
Institutional Products	—	355	250	—	5
Corporate and Other	—	(35)	—	20	134
Segment subtotal	199	2,054	1,163	94	2,484
Non-operating items (2)	(12)	764	138	(627)	(1,185)
Total	$187	$2,818	$1,301	$(533)	$1,299

(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
(2) See Note 3. Segment Information for further details on the non-operating items.